10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Amounts paid or payable		$ 176,625	$ 173,400	$ 274,213
Option based payment		1,608,019	221,193	545,662
Expense Amounts		24,709	16,412	42,473
Owed at year end		14,468	13,978	13,978
Director for Investor Relations
Amounts paid or payable		132,000	132,000	231,000
Option based payment		1,094,123	221,193	545,662
Expense Amounts		20,177	15,997	41,973
Owed at year end		12,919	12,246	16,980
Consulting (a)
Amounts paid or payable	[1]	5,400	675	900
Option based payment	[1]	158,060	0	0
Expense Amounts	[1]	1,904	0	0
Owed at year end	[1]	0	0	0
To an officer of the company (b)
Amounts paid or payable	[2]	39,225	40,725	42,313
Option based payment	[2]	355,836	0	0
Expense Amounts	[2]	2,628	415	500
Owed at year end	[2]	$ 1,549	$ 1,732	$ 2,218

[1]	fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.
[2]	for accounting and management services.